Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000075564
Account Value [Line Items]
Account Value	$ 19,460	$ 17,170	$ 15,845	$ 13,996	$ 16,485	$ 14,981	$ 13,347	$ 11,384	$ 11,903	$ 10,675	$ 10,000
C000075565
Account Value [Line Items]
Account Value	21,407	18,610	17,067	15,074	17,016	14,951	13,513	11,592	12,320	10,932	10,000
C000107929
Account Value [Line Items]
Account Value	17,818	16,095	14,864	13,171	15,471	14,062	13,269	11,349	11,876	10,661	10,000
C000154558
Account Value [Line Items]
Account Value	19,269	17,197	15,785	13,884	15,733	13,832	13,329	11,510	12,274	10,905	10,000
C000112693
Account Value [Line Items]
Account Value	17,618	16,326	14,701	13,053	15,144	13,634	12,723	10,945	11,184	10,082	10,000
C000107931
Account Value [Line Items]
Account Value	17,026	15,369	14,044	12,335	14,701	13,606	12,621	10,861	11,527	10,334	10,000
C000107930
Account Value [Line Items]
Account Value	21,157	18,924	16,881	14,452	17,022	14,624	13,963	11,586	12,384	10,680	10,000
C000107932
Account Value [Line Items]
Account Value	19,046	17,118	15,572	13,590	16,060	14,281	13,417	11,309	11,937	10,543	10,000
C000135433
Account Value [Line Items]
Account Value	$ 23,053	21,269	18,783	16,006	18,548	15,847	14,671	12,086	12,291	10,762	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
MSCI World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (gross of withholding taxes)
Account Value	$ 33,173	27,281	22,888	18,396	22,361	18,277	15,689	12,219	13,311	10,815	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
MSCI World Index
Account Value [Line Items]
Account Value	31,532	26,039	21,942	17,726	21,654	17,776	15,337	12,013	13,159	10,751	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 12,199	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,423	$ 11,556	$ 10,629	$ 10,628	$ 10,265	$ 10,000